UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$2,329,279,159
Total Investments (Cost - $2,329,279,159)– 100.0%	2,329,279,159
Liabilities in Excess of Other Assets – (0.0)%	(492,057)
Net Assets – 100.0%	$2,328,787,102

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,329,279,159 and 31.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2014, the Fund's investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BBIF MONEY FUND	JUNE 30, 2014	1

Schedule of Investments June 30, 2014 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.0%
National Australia Bank Ltd., London, 0.23%, 10/23/14	$75,000	$75,000,000
Yankee (a) — 47.1%
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (b)	50,000	50,000,000
Bank of Montreal, Chicago (b):
0.22%, 9/05/14	91,000	91,000,000
0.22%, 1/08/15	50,000	50,000,000
0.23%, 4/09/15	50,000	50,000,000
Bank of Nova Scotia, Houston (b):
0.29%, 8/08/14	50,000	50,000,000
0.38%, 10/06/14	38,000	38,013,162
0.20%, 1/06/15	42,000	42,000,000
0.23%, 6/24/15	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., NY:
0.25%, 8/19/14	72,000	72,000,000
0.25%, 8/27/14	56,500	56,499,545
0.24%, 11/13/14	104,000	104,000,000
BNP Paribas SA, NY, 0.30%, 8/04/14	63,000	63,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.22%, 8/08/14	76,000	76,000,000
0.29%, 12/01/14	115,000	115,000,000
Citibank NA, 0.23%, 11/07/14	120,000	120,000,000
Credit Agricole Corp., NY, 0.25%, 9/04/14	150,000	150,000,000
Credit Industriel et Commercial, NY:
0.32%, 10/14/14	23,000	23,000,000
0.32%, 11/17/14	11,000	11,000,000
Credit Suisse NY, 0.30%, 11/14/14	77,500	77,500,000
National Australia Bank Ltd., NY (b):
0.24%, 8/08/14	122,000	122,001,525
0.23%, 8/14/14	60,000	60,000,000
National Bank of Canada, NY (b):
0.30%, 9/08/14	48,500	48,500,000
0.22%, 12/20/14	45,000	45,000,000
0.25%, 3/24/15	60,000	60,000,000
Natixis, NY:
0.25%, 7/31/14	68,000	68,000,000
0.27%, 9/03/14 (c)	89,000	88,998,303
Norinchukin Bank, NY, 0.10%, 7/02/14	157,000	157,000,000
Rabobank Nederland NV, NY:
0.27%, 9/16/14 (b)	140,000	140,000,000
0.35%, 1/12/15	76,000	76,000,000
0.26%, 2/03/15 (b)	100,000	100,000,000

Certificates of Deposit (a)	Par (000)	Value
Yankee (concluded)
Royal Bank of Canada, NY:
0.29%, 10/10/14 (b)	$49,000	$49,000,000
0.24%, 10/23/14	111,250	111,250,000
0.27%, 1/13/15 (b)	30,000	30,000,000
0.27%, 2/04/15 (b)	53,500	53,500,000
Skandinaviska Enskilda Banken, NY:
0.25%, 10/20/14	50,000	50,000,000
0.23%, 12/12/14	107,000	107,000,000
Societe Generale, NY, 0.33%, 9/03/14 (c)	44,000	44,000,000
Sumitomo Mitsui Banking Corp.:
0.25%, 10/02/14	120,000	120,000,000
0.25%, 12/03/14	83,000	83,000,000
Sumitomo Mitsui Trust Bank Ltd., 0.25%, 10/22/14	18,000	17,999,998
Toronto-Dominion Bank, NY:
0.22%, 7/24/14 (b)	44,000	44,000,000
0.25%, 8/12/14	46,000	46,000,000
0.24%, 9/04/14	80,000	80,000,000
UBS AG, Stamford, 0.22%, 9/05/14 (b)	125,000	125,000,000
Westpac Banking Corp., NY, 0.23%, 5/05/15 (b)	118,000	118,000,000
		3,458,262,533
Total Certificates of Deposit — 48.1%		3,533,262,533

Commercial Paper
ANZ New Zealand International Ltd., 0.24%, 6/04/15 (b)	15,000	15,000,000
Barclays Bank PLC, 0.67%, 12/10/14 (b)(d)	25,000	25,000,000
Bedford Row Funding Corp., 0.26%, 1/26/15 (b)	40,000	40,000,000
BNP Paribas Finance, Inc., 0.25%, 7/15/14 (e)	50,000	49,994,792
BPCE SA, 0.21%, 8/01/14 (e)	70,500	70,486,840
Charta LLC, 0.23%, 11/10/14 (e)	108,000	107,908,230
Collateralized Commercial Paper Co. LLC (e):
0.30%, 8/12/14	168,000	167,939,800
0.28%, 9/24/14	44,500	44,470,234
Commonwealth Bank of Australia (b):
0.23%, 4/23/15	39,000	38,998,387
0.24%, 5/18/15	35,000	35,000,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (e)	41,500	41,422,533
MASTER MONEY LLC	JUNE 30, 2014	1

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Gemini Securitization Corp. LLC (e):
0.11%, 7/01/14	$35,000	$34,999,893
0.12%, 7/07/14	99,000	98,997,690
HSBC Bank PLC, 0.23%, 10/30/14 (b)	60,000	60,000,000
Kells Funding LLC (b):
0.24%, 10/15/14 (d)	40,000	39,998,811
0.24%, 12/09/14	50,000	49,997,058
0.23%, 2/13/15 (d)	97,000	97,003,810
0.24%, 4/30/15	50,000	50,000,000
LMA Americas LLC, 0.10%, 7/01/14 (e)	25,000	24,999,931
Macquarie Bank Ltd., 0.28%, 8/19/14 (e)	28,000	27,989,111
Matchpoint Master Trust, 0.12%, 7/07/14 (e)	85,000	84,998,017
Nederlandse Waterschapsbank NV (b):
0.25%, 7/28/14	13,000	13,000,202
0.24%, 7/30/14	12,000	12,000,200
Northern Pines Funding LLC, 0.31%, 8/28/14 (e)	72,000	71,963,420
Starbird Funding Corp. (e):
0.12%, 7/01/14	50,000	49,999,833
0.14%, 7/07/14	49,477	49,475,653
Westpac Banking Corp. (b):
0.26%, 7/09/14	50,000	50,000,000
0.24%, 4/17/15	65,000	65,000,000
Total Commercial Paper — 20.6%		1,516,644,445

Corporate Notes
Nederlandse Waterschapsbank NV, 0.28%, 10/27/14 (b)(d)	79,000	79,013,331
NRW Bank, 0.55%, 12/01/14 (b)	81,710	81,815,890
Svenska Handelsbanken AB, 0.28%, 2/13/15 (b)(d)	65,600	65,600,000
Total Corporate Notes — 3.1%		226,429,221

Municipal Bonds (c)
Alaska Housing Finance Corp., RB, VRDN, Series B, 0.06%, 7/07/14	50,000	50,000,000
California HFA, HRB, M/F, VRDN, Series E, 0.06%, 7/07/14	5,820	5,820,000
California HFA, RB, VRDN:
Home Mortgage, Series B, AMT (Fannie Mae, Freddie Mac LOC), 0.04%, 7/07/14	18,390	18,390,000

Municipal Bonds (c)	Par (000)	Value
California HFA, RB, VRDN (concluded):
Home Mortgage, Series E-1, AMT (Freddie Mac, Fannie Mae LOC), 0.04%, 7/07/14	$3,590	$3,590,000
Series A, AMT (Freddie Mac LOC, Fannie Mae LOC), 0.04%, 7/07/14	6,670	6,670,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility), Knolls at Green Valley, Series FF, 0.07%, 7/07/14	13,205	13,205,000
Central Plains Energy Project Nebraska, Refunding RB, VRDN, Gas Project No. 2 (Royal Bank of Canada SBPA), 0.06%, 7/07/14	44,285	44,285,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.04%, 7/01/14	16,300	16,300,000
City of Philadelphia Pennsylvania IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.07%, 7/07/14	33,785	33,785,000
County of Shelby Tennessee, GO, VRDN, Series B, Public Improvement and School Bonds, 0.05%, 7/07/14	10,005	10,005,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.04%, 7/01/14 (c)(b)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), Little Co. of Mary Hospital and Health Care Centers, Series B, 0.06%, 7/07/14	25,300	25,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.07%, 7/07/14	20,700	20,700,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (Freddie Mac Liquidity Facility), 0.07%, 7/07/14	34,300	34,300,000
MASTER MONEY LLC	JUNE 30, 2014	2

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Municipal Bonds (c)	Par (000)	Value
Michigan State Building Authority, Refunding RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank NA LOC), 0.04%, 7/07/14	$5,900	$5,900,000
Nebraska Investment Finance Authority, Refunding RB, VRDN, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank), 0.04%, 7/07/14	19,065	19,065,000
New York City Housing Development Corp., HRB, Series A, VRDN (Fannie Mae LOC):
90 West Street, 0.04%, 7/07/14	40,830	40,830,000
West 61st Street Apartments, AMT, 0.04%, 7/07/14	12,000	12,000,000
West 89th Street Development, AMT, 0.04%, 7/07/14	35,600	35,600,000
155 West 21st Street Development, 0.04%, 7/07/14	10,000	10,000,000
New York City Industrial Development Agency, RB, FLOATS, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.03%, 7/07/14	17,515	17,515,000
New York State HFA, HRB, VRDN:
10 Barclay Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.05%, 7/07/14	71,245	71,245,000
125 West 31st Street Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.04%, 7/07/14	30,000	30,000,000
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.08%, 7/07/14 (b)	39,000	39,000,000
160 West 62nd Street, Series B (Wells Fargo Bank NA LOC), 0.11%, 7/07/14	10,750	10,750,000
316 11th Avenue Housing, Series A, AMT (Fannie Mae Liquidity SBPA, Fannie Mae Guarantor), 0.04%, 7/07/14	35,000	35,000,000
360 West 43rd Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 7/07/14	22,000	22,000,000

Municipal Bonds (c)	Par (000)	Value
New York State HFA, HRB, VRDN (concluded):
750 6th Ave, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 7/07/14	$34,500	$34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 7/07/14	65,000	65,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 7/07/14	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Guarantor), 0.04%, 7/07/14	28,100	28,100,000
Victory Housing, Series A, AMT (Freddie Mac SBPA), 0.04%, 7/07/14	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.04%, 7/07/14	23,100	23,100,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.03%, 7/07/14	5,785	5,785,000
Wayne County Airport Authority, RB, VRDN, FLOATS, Series 3072 (Credit Suisse New York NY SBPA), 0.06%, 7/07/14 (d)	41,945	41,945,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Sisters Services (Bank of Montreal LOC), 0.06%, 7/07/14	15,250	15,250,000
Total Municipal Bonds — 12.1%		889,735,000

Time Deposits
ING Bank NV, 0.10%, 7/07/14	90,000	90,000,000
Natixis, NY, 0.05%, 7/01/14	130,000	130,000,000
Total Time Deposits — 3.0%		220,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15 (b)	75,000	74,987,496
MASTER MONEY LLC	JUNE 30, 2014	3

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank, 0.13%, 5/20/16 (b)	$25,000	$24,992,759
Total U.S. Government Sponsored Agency Obligations — 1.4%		99,980,255
Repurchase Agreements
Citigroup Global Markets, Inc., 0.61%, 8/04/14 (Purchased on 6/30/14 to be repurchased at $127,075,318, collateralized by various Corporate/Debt Obligations, 0.00% to 7.35%, due 2/25/18 to 5/10/63, original par and fair values of $2,158,472,180, and $135,207,348, respectively) (c)	127,000	127,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $135,207,348)		127,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $15,513,640, collateralized by a U.S. Government Sponsored Agency Obligation, 9.28% due 12/15/43, original par and fair values of $15,210,000 and $16,586,907, respectively)	15,500	15,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $16,586,907)		15,500,000
Deutsche Bank Securities, Inc., 0.12%, 7/01/14 (Purchased on 5/29/14 to be repurchased at $115,012,650, collateralized by various Corporate/Debt Obligations, 0.00% to 0.00%, due 7/02/14 to 8/20/14, original par and fair values of $120,774,619 and $120,750,000, respectively)	115,000	115,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $120,750,000)		115,000,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $344,000,478, collateralized by a U.S. Treasury Obligation, 4.75%, due 2/15/41, original par and fair values of $268,181,800 and $344,000,573, respectively)	$344,000	$344,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $344,000,573)		344,000,000
Goldman Sachs & Co., 0.15%, 7/03/14 (Purchased on 6/26/14 to be repurchased at $79,002,304, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.60%, due 12/16/29 to 4/15/44, original par and fair values of $2,089,427,816 and $84,530,000, respectively)	79,000	79,000,000
Total Value of Goldman Sachs & Co. (collateral value of $84,530,000)		79,000,000
HSBC Securities (USA) Inc., 0.23%, 7/01/14 (Purchased on 3/11/14 to be repurchased at $5,003,578, collateralized by a Corporate/Debt Obligation, 7.75%, due 2/15/21, original par and fair values of $5,350,000 and $5,754,445, respectively)	5,000	5,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $5,754,445)		5,000,000
Mizuho Securities USA, Inc., 0.12%, 7/01/14 (Purchased on 6/30/14 to be repurchased at $8,561,029, collateralized by various U.S. Sponsored Agency Obligations and a U.S. Treasury Obligation, 4.50% to 8.88%, due 2/15/19 to 11/25/41, original par and fair values of $48,825,680 and $8,972,242, respectively)	8,561	8,561,000
MASTER MONEY LLC	JUNE 30, 2014	4

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.11%, 8/01/14 (Purchased on 6/30/14 to be repurchased at $90,088,800, collateralized by various U.S. Government Sponsored Agency obligations, Corporate/Debt Obligations and a U.S. Treasury Obligation, 0.00% to 11.00% due 2/15/19 to 7/15/42, original par and fair values of $192,258,690 and $105,212,103, respectively) (c)	$90,000	$90,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $114,184,345)		98,561,000
Wells Fargo Securities, LLC, 0.46%, 7/16/14 (Purchased on 4/16/14 to be repurchased at $19,823,023, collateralized by various Corporate/Debt Obligations, 1.25% to 6.50%, due 2/15/16 to 3/15/35, original par and fair values of $20,348,358 and $20,790,001, respectively)	19,800	19,800,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.38%, 8/07/14, (Purchased on 5/08/14 to be repurchased at $30,028,167, collateralized by various Corporate/Debt Obligations, 1.00% to 5.00%, due 3/13/15 to 6/01/44, original par and fair values of $31,208,781 and $31,500,001, respectively)	$30,000	$30,000,000
Wells Fargo Securities, LLC, 0.18%, 7/01/14, (Purchased on 6/30/14 to be repurchased at $28,000,140, collateralized by various Corporate/Debt Obligations, 0.95% to 6.88%, due 11/06/15 to 10/01/66, original par and fair values of $28,324,042 and 29,400,000, respectively)	28,000	28,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $81,690,002 )		77,800,000
Total Repurchase Agreements — 11.7%		861,861,000
Total Investments (Cost — $7,347,912,454*) — 100.0%		7,347,912,454
Other Assets Less Liabilities — 0.0%		779,927
Net Assets — 100.0%		$7,348,692,381

Notes to Schedule of Investments

*	Cost for federal income tax purpose.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

MASTER MONEY LLC	JUNE 30, 2014	5

Schedule of Investments (concluded)	Master Money LLC

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$7,347,912,454	—	$7,347,912,454

[1] See above Schedule of Investments for values in each security type.

The Master LLC may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, cash of $356 is categorized as Level 1 within the disclosure hierarchy.
There were no transfers between levels during the period ended June 30, 2014.

MASTER MONEY LLC	JUNE 30, 2014	6

Item 2 –	Controls and Procedures
2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 26, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: August 26, 2014